FAIR VALUE MEASUREMENT - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Impairment of acquired intangible assets and long-lived assets	¥ 53,400	¥ 0	¥ 6,300
Impairment of goodwill	98,196	93,417	141,800
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Impairment of goodwill	¥ 98,200	¥ 93,400	¥ 141,800